Summary of Significant Accounting Policies - Schedule of Range of Estimated Useful Lives for Property and Equipment (Details)	12 Months Ended
Nov. 30, 2020
Equipment and Furniture | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Equipment and Furniture | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Buildings and building improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Buildings and building improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years